As filed with the U.S. Securities and Exchange Commission on June 28, 2019

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO.	☐

JOHN HANCOCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices)

617-663-2999

(Registrant’s Area Code and Telephone Number)

Christopher Sechler, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copies to:

Mark Goshko, Esq.

K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on June 28, 2019 pursuant to Rule 488 under the Securities Act of 1933.

JOHN HANCOCK FUNDS II

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Notice of Special Meeting to Shareholders

Part A – Proxy Statement/Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Signature Pages

Exhibits

August __, 2019

Your action is required. Please vote today.

Dear John Hancock Small Cap Stock Fund shareholder:

At John Hancock Investment Management, we continually review our lineup of mutual funds to ensure that each fund continues to serve the best interests of shareholders. Included in that assessment is a review of account fees and whether funds are growing large enough to achieve beneficial economies of scale. On occasions where funds are not meeting this potential, we have taken action, and we believe your fund would benefit from such action today. After careful consideration, we proposed, and your fund’s Trustees agreed, that shareholders would benefit from a merger of John Hancock Small Cap Stock Fund (formerly John Hancock Small Cap Growth Fund) into John Hancock Mid Cap Stock Fund.

Advantages of the proposed merger:

•	Expected economies of scale and potentially lower expenses in the future. Following the reorganization, the net expense ratios of each class of shares of the acquiring fund are estimated to be lower than the corresponding current expense ratios of your fund, both before and after current fee waivers. Moreover, as fixed costs are spread across the larger asset base of a combined fund with greater potential for asset growth, overall gross shareholder expenses may be reduced in the future.
•	Similar investment objective. The proposed merger is expected to allow John Hancock Small Cap Stock Fund shareholders to pursue a similar investment objective in a larger combined fund. The funds’ principal investment strategies differ. Although each fund invests primarily in equity securities, John Hancock Small Cap Stock Fund invests at least 80% of its net assets in small-cap companies, while John Hancock Mid Cap Stock Fund invests at least 80% of its net assets in medium-sized companies.
•	Continuity of management. John Hancock Investment Management LLC serves as investment advisor to your fund and the acquiring fund and will continue to serve as the investment advisor to the combined fund. Wellington Management Company LLP serves as each fund’s investment subadvisor and will continue to subadvise the combined fund. In addition, Wellington Management’s Stephen Mortimer, Mario E. Abularach and Michael T. Carmen currently manage John Hancock Mid Cap Stock Fund’s portfolio and will continue to manage the portfolio of the combined fund. Messrs. Mortimer and Abularach also currently manage John Hancock Small Cap Stock Fund, along with Steven C. Angeli and John V. Schneider.

How to vote

This reorganization cannot proceed without the approval of shareholders, so a special shareholder meeting has been scheduled to take place on or about August 9, 2019, at the offices of John Hancock Investment Management LLC at 200 Berkeley Street in Boston, Massachusetts. While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available for how to cast your proxy vote:

Online: www.proxy-direct.com

Phone: Call 1-800-337-3503

Mail: by returning the enclosed proxy card(s)

I encourage you to read the enclosed proxy statement and prospectus for more information, and I thank you for acting on this matter today.

Sincerely,

Andrew G. Arnott

President and CEO

John Hancock Investment Management

Head of Wealth and Asset Management

United States and Europe

SMALL CAP STOCK FUND
(a series of John Hancock Funds II)

(the “Fund”)

200 Berkeley Street

Boston, MA 02116

Notice of Special Meeting of Shareholders

Scheduled for August 9, 2019

This is the formal agenda for the Fund’s shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the Fund:

A shareholder meeting of the Fund will be held at 200 Berkeley Street, Boston, Massachusetts, on August 9, 2019, at 10:00 A.M. to consider the following:

1.	A proposal to approve an Agreement and Plan of Reorganization between Small Cap Stock Fund (formerly Small Cap Growth Fund) (the “Acquired Fund”), a series of John Hancock Funds II, and Mid Cap Stock Fund (the “Acquiring Fund”), also a series of John Hancock Funds II. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying combined proxy statement and prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities. Your Fund’s Board of Trustees recommends that you vote FOR this proposal.
2.	Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on July 15, 2019, are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card(s). If shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.

By order of the Board of Trustees,

/s/ Thomas Dee

Thomas Dee
Assistant Secretary, John Hancock Funds II

Boston, Massachusetts, August [1], 2019

PROXY STATEMENT of Small Cap Stock Fund (formerly Small Cap Growth Fund), a series of John Hancock Funds II (the “Trust”) (the “Acquired Fund,” or “your Fund”)
PROSPECTUS for Mid Cap Stock Fund, also a series of the Trust (the “Acquiring Fund”) (together with the Acquired Fund, the “Funds,” and each a “Fund”)

The address of each Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

* * * * * *

This proxy statement and prospectus (the “Proxy/Prospectus”) contains the information shareholders should know before voting on the proposed reorganization of their Fund into the Acquiring Fund (the “Reorganization”). Please read it carefully and retain it for future reference.

	Acquired Fund	Acquiring Fund
Proposal	Small Cap Stock Fund	Mid Cap Stock Fund

How the Reorganization will Work

▪	Your Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume substantially all of your Fund’s liabilities (other than any liabilities of your Fund arising under the Agreement and Plan of Reorganization between your Fund and the Acquiring Fund).
▪	The Acquiring Fund will issue Class NAV shares to your Fund in an amount equal to the value of your Fund’s net assets attributable to its Class NAV shares. These shares will be distributed to your Fund’s Class NAV shareholders in proportion to their holdings on the Reorganization date.
▪	No sales charges will be imposed on shares of the Acquiring Fund received by shareholders of your Fund.
▪	Your Fund will be terminated and shareholders of your Fund will become shareholders of the Acquiring Fund.
▪	For U.S. federal income tax purposes, the Reorganization may result in the recognition of income, gain, or loss by your Fund, the Acquiring Fund, or the shareholders of your Fund.

Rationale for the Reorganization

The Reorganization is intended to consolidate your Fund with a similar fund advised by John Hancock Investment Management LLC (the “Advisor” or “JHIM”) and subadvised by Wellington Management Company LLP (“Wellington Management”). Two of the Acquiring Fund’s portfolio managers serve on the Acquired Fund’s portfolio management team, and it is expected that the Acquiring Fund’s portfolio management team will continue to manage the combined fund. The Reorganization is expected to allow your Fund’s shareholders to pursue a similar investment objective in a larger combined fund that focuses on equity investments. Your Fund seeks long-term capital appreciation and the Acquiring fund seeks (and the combined fund will seek) long-term growth and capital appreciation. Although each Fund invests primarily in equity securities, Small Cap Stock Fund invests at least 80% of its net assets in small-cap companies, while Mid Cap Stock Fund invests (and the combined fund will invest) at least 80% of its net assets in medium-sized companies. The combined fund’s portfolio will be substantially similar to the Acquiring Fund’s current portfolio.

Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative. The combination of these Funds resulting from the Reorganization may enable the combined fund to benefit from the ability to spread fixed expenses over a larger asset base in a manner that may contribute to a lower expense ratio in the long-term than each Fund would achieve separately, both before and after any current fee waivers. The Acquiring Fund’s management fees are lower than those of the Acquired Fund, and, on a pro forma basis, the expense ratio of the Acquiring Fund’s Class NAV shares to be issued in the Reorganization is expected to be lower than the expense ratio of the Acquired Fund’s Class NAV shares, both before and after any current fee waivers.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the U.S. Federal Reserve Board, or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Where to Get More Information

▪ The Acquiring Fund Class NAV prospectus dated January 1, 2019, as supplemented to date.	This summary prospectus is in the same envelope as this Proxy/Prospectus. This document is incorporated by reference into (and therefore legally part of) this Proxy/Prospectus.
▪ The statement of additional information (“SAI”) dated [August 1], 2019, which relates to this Proxy/Prospectus and the Reorganization, and contains additional information about the Acquired and the Acquiring Funds (File no. 333-[__________]).

These documents and additional information about the Funds are on file with the SEC and are available at no charge by writing to us or by calling our toll-free telephone number: 800-225-5291.

Information in these documents is incorporated by reference into (and therefore legally part of) this Proxy/Prospectus. The SEC file numbers for the Trust, of which each Fund is a series, are 333-126293 and 811-21779.

▪ The Acquired Fund Class NAV prospectus dated January 1, 2019, as supplemented to date.
▪ The Acquired and Acquiring Funds’ SAI dated January 1, 2019, as supplemented to date.
▪ The Acquired and Acquiring Funds’ annual shareholder reports, each dated August 31, 2018.
▪ The Acquired and Acquiring Funds’ semiannual shareholder reports, each dated February 28, 2019.

The date of this Proxy/Prospectus is August [1], 2019.

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INTRODUCTION

This Proxy/Prospectus is being used by the Board of Trustees of the Trust (the “Board”) to solicit proxies to be voted at a special meeting of your Fund’s shareholders. This meeting will be held at 200 Berkeley Street, Boston, Massachusetts, on Tuesday, August 9, 2019 at 10:00 A.M., Eastern standard time. The purpose of the meeting is to consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of your Fund into the Acquiring Fund (the “Reorganization”). This Proxy/Prospectus will be delivered to your Fund’s shareholders on or about August [1], 2019.

The Proxy/Prospectus includes information that is specific to the proposal, including summary comparisons. You should read the entire Proxy/Prospectus carefully, including Exhibit A (which contains a form of the Agreement), the enclosed summary prospectus, and the annual and semiannual shareholder reports (available upon request) of the Funds, because they contain details that are not in the summary comparisons. Shareholders of the Acquired Fund may redeem their shares at any time prior to the Reorganization.

Who is Eligible to Vote?

Shareholders of record of the Acquired Fund on July 15, 2019, are entitled to attend and vote at the meeting or any adjourned meeting. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders’ instructions. If you sign and timely submit a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If your proxy is not received on a timely basis, it will not be counted. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL — REORGANIZATION OF SMALL CAP STOCK FUND

Approval of Agreement and Plan of Reorganization between Small Cap Stock Fund and Mid Cap Stock Fund

Under this Agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares in the Acquiring Fund, as described in the Agreement. These shares would be distributed proportionately to the shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the liabilities of the Acquired Fund. The Board unanimously recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

Comparison of Funds’ Investment Objectives, Strategies, and Policies

Small Cap Stock Fund (Acquired Fund)	Mid Cap Stock Fund (Acquiring Fund)
Approximate Net Assets of Each Fund (as of February 28, 2019)
• $150.8 million	• $1.62 billion
Investment Advisor
John Hancock Investment Management LLC
Investment Subadvisor
Wellington Management
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Small Cap Stock Fund (Acquired Fund)	Mid Cap Stock Fund (Acquiring Fund)
Portfolio Managers

Mario E. Abularach, CFA, CMT

•    Senior Managing Director and Equity Research Analyst

•    Managed the Acquired Fund since 2008

•    Joined Wellington Management in 2001

Steven C. Angeli, CFA

•    Senior Managing Director and Equity Portfolio Manager

•    Managed the Acquired Fund since 2008

•    Joined Wellington Management in 1994

Stephen Mortimer

•    Senior Managing Director and Equity Portfolio Manager

•    Managed the Acquired Fund since 2008

•    Joined Wellington Management in 2001

John V. Schneider, CFA

•    Vice President and Equity Research Analyst;

•    Managed the Acquired Fund since 2018

•    Joined Wellington Management in 2016

Mario E. Abularach, CFA, CMT

•    Senior Managing Director and Equity Research Analyst

•    Managed the Acquiring Fund since 2005

•    Joined Wellington Management in 2001

Michael T. Carmen, CFA

•    Senior Managing Director and Equity Portfolio Manager

•    Managed the Acquiring Fund since 2005

•    Joined Wellington Management in 1999

Stephen Mortimer

•    Senior Managing Director and Equity Portfolio Manager

•    Managed the Acquiring Fund since 2009

•    Joined Wellington Management in 2001

Investment Objective
The fund seeks long-term capital appreciation.	The fund seeks long-term growth and capital appreciation.
Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index (approximately $6.3 billion as of October 31, 2018) or the S&P Small Cap 600 Index (approximately $4.7 billion as of October 31, 2018).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($517.2 million to $37.0 billion as of October 31, 2018) or the S&P Mid Cap 400 Index ($177.8 million to $11.6 billion as of October 31, 2018).

The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management,

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Small Cap Stock Fund (Acquired Fund)	Mid Cap Stock Fund (Acquiring Fund)

The manager selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The manager looks for companies based on a combination of criteria including one or more of the following:

•     Improving market shares and positive financial trends;

•     Superior management with significant equity ownership; and

•     Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the manager frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

Except with respect to temporary defensive investing or for cash management, the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in initial public offerings (IPOs). The fund may also purchase each of the following types of securities: U.S. dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may focus its investments in a particular sector or sectors of the economy.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

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Small Cap Stock Fund (Acquired Fund)	Mid Cap Stock Fund (Acquiring Fund)
Changes to Principal Investment Strategies
The Board can change each fund’s investment objective and strategies without shareholder approval. A fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.
Temporary Defensive Investing

A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the subadvisor determines that market, economic, political, or other conditions warrant a defensive posture.

To the extent that a fund is in a defensive position, its ability to achieve its investment objective will be limited.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between the Funds.

Investment Objectives and Principal Investment Strategies

As shown in the table above, the Funds have similar investment objectives: to seek long-term capital appreciation (Acquired Fund), and to seek long-term growth and capital appreciation (Acquiring Fund).

Each Fund invests primarily in equity securities. Each Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. Each Fund may focus its investments in a particular sector or sectors of the economy (the Acquired Fund may invest significantly in the information technology sector). Each Fund may experience high portfolio turnover and increased trading costs. Each Fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

The Reorganization is not expected to result directly in any change to the investment objective or principal investment policies of the Acquiring Fund, or any substantial change in portfolio composition. The primary differences in the Funds’ stated principal investment strategies are summarized below:

1.       The Funds’ 80% policies differ: under normal market conditions, the Acquired Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small-cap companies, while under normal market conditions, the Acquiring Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

2.       The market capitalization of each Fund’s portfolio securities differs: The Acquired Fund invests primarily in small cap companies with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index (approximately $6.3 billion as of October 31, 2018) or the S&P Small Cap 600 Index (approximately $4.7 billion as of October 31, 2018). The Acquiring Fund invests primarily in medium-sized companies with market capitalizations within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($517.2 million to $37.0 billion as of October 31, 2018) or the S&P Mid Cap 400 Index ($177.8 million to $11.6 billion as of October 31, 2018).

3.       Each Fund invests primarily in equity securities, but the Acquired Fund may also invest in initial public offerings (IPOs), U.S.-dollar denominated foreign securities and exchange-traded funds (ETFs). Apart from

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temporary defensive investing or cash management, the Acquired Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

4.       In managing the Acquired Fund, Wellington Management selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Among other criteria, Wellington Management looks for: improving market shares and positive financial trends; superior management with significant equity ownership; and; attractive valuations relative to earnings growth outlook.

In contrast, in managing the Acquiring Fund, Wellington Management’s investment approach is based primarily on proprietary fundamental analysis. Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The Funds’ portfolio holdings differ, and it is anticipated that it may be necessary to align the portfolios prior to the Reorganization. Prior to the Reorganization, the Acquired Fund may sell approximately 75% of its investments and invest the proceeds of such sales in securities in which the Acquiring Fund invests. Such transactions may cause the Acquired Fund to not comply with its investment policies. Sales of portfolio securities by the Acquired Fund are expected to result in brokerage commissions or other transaction costs of approximately $9,158(less than $0.01 per share). Each Fund’s recent portfolio holdings are available on the Funds’ website, jhinvestments.com, as detailed in the Fund’s current prospectus, as may be supplemented.

Comparison of Investment Restrictions

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund has adopted investment policies that can be changed only with shareholder approval. These policies are referred to as “fundamental investment restrictions.” Fundamental investment restrictions relate to borrowing, lending, underwriting, concentration, diversification, issuing senior securities, and investing in commodities and real estate. In addition, each Fund has also adopted investment restrictions that are “non-fundamental,” i.e., restrictions that can be changed by Board action alone. The Funds’ fundamental and non-fundamental investment restrictions are identical.

COMPARISON OF FUND CLASSES

Each Fund currently offers Class NAV shares and the Acquiring Fund also offers Class 1 shares, which are not involved in this reorganization. Class NAV shares of each Fund have the same characteristics and fee structures.

▪	Class NAV shares are offered without a front-end sales charge and are not subject to a contingent deferred sales charge (CDSC).
▪	Class NAV shares are not subject to Rule 12b-1 fees.
▪	Class NAV shares have no minimum investment requirement.
▪	Class NAV shares may be redeemed on instruction to each Fund.

Eligible Investors. Class NAV shares are sold to John Hancock funds of funds. Class NAV shares may also be sold to retirement plans for employees of John Hancock and/or Manulife affiliated companies only, including John Hancock qualified plans and non-qualified deferred compensation plans, and separate investment accounts of John Hancock and its insurance affiliates and to the issuers of interests in the John Hancock Freedom 529 Plan, including the Education Trust of Alaska.

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Net Asset Value. All purchases, exchanges, and sales are made at a price based on the next NAV per share (“NAV”) of the class of a Fund to be calculated after your request is received in good order. Each Fund’s NAV is normally determined once daily as of the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open).

Commencement Dates. Class NAV shares of the Acquired Fund were first offered on September 10, 2008. Class NAV shares of the Acquiring Fund were first offered on October 15, 2005.

COMPARISON OF INVESTMENT RISKS

The Funds are exposed to various risks that could cause shareholders to lose money on their investments in the Funds. The following discussion describes the Funds’ principal risks.

Principal Risks Applicable to Both Funds (listed in alphabetical order)

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Privately held and newly public companies risk. Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and may be difficult to value. There may be significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects. The extent (if at all) to which securities of privately held companies or newly public companies may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities

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of privately held companies tend to have a greater exposure to liquidity risk than funds that do not invest in securities of privately held companies.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Principal Risks Specific to Small Cap Stock Fund (listed in alphabetical order)

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF’s portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.

Information technology risk. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition, and government regulation, among other factors. Investments in the technology sector may be susceptible to heightened risk of cybersecurity breaches, which may allow an unauthorized party to gain access to personally identifiable information and other customer data.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Principal Risk Specific to Mid Cap Stock Fund

Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.

COMPARISON OF EXPENSES

The Acquiring Fund’s current management fees lower than those of the Acquired Fund. In addition, as the table below illustrates, the hypothetical pro forma total annual operating expenses of the Class NAV shares of the Acquiring Fund to be issued in the Reorganization are expected to be lower than the expenses of the Class NAV shares of the Acquired Fund to be exchanged, both before and after any current fee waivers.

The Funds’ expenses

Shareholders of all mutual funds pay various expenses, either directly or indirectly. “Shareholder Fees” are charged directly to your account. “Annual Fund Operating Expenses” are paid from a Fund’s assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less than current expenses.

The following expense tables briefly describe the fees and the expenses that shareholders of the Acquired Fund and the Acquiring Fund may pay if they buy and hold shares of each respective Fund and are based on: (a) expenses paid by each Fund for the one-year period ended February 28, 2019, the end of each Fund’s most recently completed six-month fiscal period; and (b) the pro forma expenses of the Class NAV shares of the Acquiring Fund to be received in the Reorganization as of February 28, 2019 (showing the effect of the Reorganization had it occurred on March 1, 2018, the beginning of the 12 months ended February 28, 2019). The Fund’s expenses after the Reorganization may be greater or less than those shown.

The following table illustrates the anticipated changes in operating expenses expected as a result of the Reorganization.

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Acquired Fund Class NAV — Acquiring Fund Class NAV

Shareholder Fees (%)
(fees paid directly from your investment)

	Small Cap Stock Fund (Acquired Fund)	Mid Cap Stock Fund (Acquiring Fund)	Mid Cap Stock Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class NAV	Class NAV	Class NAV
Maximum front-end sales charge (load)	None	None	None
Maximum deferred sales charge (load)	None	None	None

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	Small Cap Stock Fund (Acquired Fund)	Mid Cap Stock Fund (Acquiring Fund)	Mid Cap Stock Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class NAV	Class NAV	Class NAV
Management fee	1.00	0.83	0.83
Other expenses	0.07	0.04	0.04
Total annual fund operating expenses	1.07	0.87	0.87
Contractual expense reimbursement[1]	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.06	0.86	0.86

1.	The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for each Fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, each Fund’s reimbursement amounted to 0.01% of the Fund’s average daily net assets. With respect to each Fund, this agreement expires on July 31, 2021, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your Fund and the Acquiring Fund, based on: (a) expenses paid by the Class NAV shares of each Fund for the 12 month period ended February 28, 2019 (the date of the end of each Fund’s most recent fiscal six-month period); and (b) the pro forma expenses of the Class NAV shares of the Acquiring Fund to be received in the Reorganization as of February 28, 2019 (showing the effect of the Reorganization had it occurred on March 1, 2018, the beginning of the 12 months ended February 28, 2019).

The examples assume that you redeem all of your shares at the end of those periods, except as shown below. Each example assumes that you reinvested all distributions and that the average annual return was 5.00%. The examples are for comparison purposes only and are not a representation of your Fund’s or the Acquiring Fund’s actual expenses or returns, either past or future.

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	Small Cap Stock Fund (Acquired Fund)	Mid Cap Stock Fund (Acquiring Fund)	Mid Cap Stock Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
Class:	NAV	NAV	NAV
Year 1	$108	$88	$88
Year 3	$339	$277	$277
Year 5	$589	$481	$481
Year 10	$1,305	$1072	$1,072

PORTFOLIO TURNOVER

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance.

During the fiscal year ended August 31, 2018, the Acquired Fund’s portfolio turnover rate was 92% of the average value of its portfolio, and the Acquiring Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

COMPARISON OF ADVISORY ARRANGEMENTS

Your Fund’s and the Acquiring Fund’s advisory agreements are substantially similar. In particular, the management fees payable by the Acquiring Fund under its management fee schedule are lower those paid by the Acquired Fund under its management fee schedule. As noted in the table under “Management Arrangements,” JHIM serves as the investment advisor for each Fund and Wellington Management serves as each Fund’s subadvisor.

Management Arrangements

The Acquiring Fund’s current management fee rates differ and are shown in the following table, as annual percentages of each Fund’s average daily net assets.

Small Cap Stock Fund (Acquired Fund)	Mid Cap Stock Fund (Acquiring Fund)
1.050% — First $50 million; and 1.000% — Excess over $50 million.	0.875% — First $200 million; 0.850% — Next $300 million; and 0.825% — Excess over $500 million.

During the fiscal year ended August 31, 2018, the Acquired Fund paid an effective annual advisory fee of 1.00% (including any waivers and/or reimbursements), and the Acquiring Fund paid an effective annual advisory fee of 0.83% (including any waivers and/or reimbursements).

JHIM, and not either of the Funds, pays subadvisory fees to each Fund’s subadvisor.

Comparison of Fund Performance

Past performance records of the Funds, including calendar year total returns and average annual total returns through December 31, 2018, are set forth under “Funds’ Past Performance” beginning on page 15 of this Proxy/Prospectus.

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PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under “Further Information on the Reorganization.” The Agreement provides for the Reorganization on the following terms:

▪	The Reorganization is scheduled to occur at 5:00 P.M., Eastern time, on August 30, 2019 (the “Closing Date”), but may occur on any later date agreed to by the Acquired Fund and the Acquiring Fund. The Acquired Fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume substantially all of the Acquired Fund’s liabilities. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The NAV of both Funds will be computed as of 4:00 P.M., Eastern time, on the Closing Date.
▪	The Acquiring Fund will issue Class NAV shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class NAV shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class NAV shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class NAV shareholders of the Acquired Fund will become Class NAV shareholders of the Acquiring Fund.
▪	After the shares are issued, the existence of the Acquired Fund will be terminated.

Reasons for the Reorganization

The Board has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Fund. As fixed costs are spread across the larger asset base of a combined fund with a greater potential for asset growth, overall gross shareholder expenses may be reduced in the future. The Acquiring Fund and the Acquired Fund currently have similar investment objectives, each Fund invests primarily in equity investments, and, upon consummation of the Reorganization, the Acquiring Fund is expected to continue its investment strategies currently in effect.

The Funds’ Trustees review each of the various funds in the John Hancock Funds complex on an ongoing basis as part of their fiduciary responsibilities. The Board considered that the Acquiring Fund has outperformed the Acquired Fund for the year-to-date as of May 31, 2019, and the one-, three, five- and ten-year trailing periods ended May 31, 2019. After review and analysis, the Adviser recommended, and the Board concluded, that the Acquiring Fund would offer investors an equity-investment style similar to that of the Acquired Fund, with lower fees and expenses, better long-term historical performance, and the potential for better future performance. As a result, the Board believes that that the proposed Reorganization, as well as the combined assets of both Funds resulting in economies of scale, is in the best interests of the Acquired Fund and its shareholders.

The Acquiring Fund’s current management fees are lower than those of the Acquired Fund. In addition, it is anticipated that the expense ratio for Class NAV shares of the Acquiring Fund to be issued in the Reorganization will be lower than the expense ratio of the Class NAV shares of the Acquired Fund to be exchanged, both before and after any current fee waivers.

Board Consideration of the Reorganization

The Board, including the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Acquired Fund or of JHIM (“Independent Trustees”), considered the Reorganization at its in-person meeting held on June 24-26, 2019, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, the Advisor. In its review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. In reaching its decision at the June 24-26, 2019 meeting to recommend approval of the Reorganization, the Board concluded that the participation of the Acquired Fund in the Reorganization is in the best interest of the Acquired Fund, as well as in the best interests of the Acquired Fund’s shareholders, and that the interests of existing Acquired Fund shareholders will not be diluted as a result of the Reorganization.

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In determining whether to approve the Reorganization and recommend its approval to shareholders of the Acquired Fund, the Board considered, with respect to the Reorganization, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and the Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios, both before and after any current fee waivers, and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the Advisor and the subadvisor of the Acquiring Fund; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Advisor or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization, including the liquidation of the Acquired Fund or possible mergers with other funds.

With respect to comparative historical performance, the Board conducted a detailed performance and risk review of each Fund and reviewed information as of May 31, 2019, including the following comparison of each Fund’s Class NAV shares for the year-to-date as of May 31, 2019, and the one-year, three-year, five-year, and ten-year trailing periods ended May 31, 2019. The Board noted that the Acquiring Fund outperformed the Acquired Fund for all periods reviewed.

Average Annual Total Returns for Periods ended May 31, 2019

Small Cap Stock Fund, Class NAV

	Year to date	1 Year	3 Year	5 Year	10 Year
Small Cap Stock Fund	19.64%	1.65%	16.02%	7.64%	13.34%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	11.76%	-6.88%	11.72%	8.32%	13.93%

Mid Cap Stock Fund, Class NAV

	Year to date	1 Year	3 Year	5 Year	10 Year
Mid Cap Stock Fund	23.54%	10.02%	17.74%	11.75%	15.36%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	17.81%	6.87%	13.88%	10.28%	15.29%

In addition to the factors set forth above, the Board also took into account the specific factors listed below with respect to the Funds, in connection with its decision to recommend approval of the Reorganization on behalf of the Acquired Fund.

First, a combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative.

Second, the Reorganization would permit the Acquired Fund’s shareholders to pursue a similar investment objective in a larger fund that invests primarily in equity securities. The greater asset size of the combined fund may

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allow the Acquiring Fund, relative to the Acquired Fund, to reduce per-share expenses by spreading fixed costs over a larger asset base.

Third, on a pro forma basis, the net operating expense ratios of Class NAV shares of the Acquiring Fund to be received in the Reorganization are estimated to be lower than the current expense ratios for the Class NAV shares of the Acquired Fund to be exchanged. Over the longer term, the greater asset size of the combined fund may allow it, relative to either Fund currently, to reduce per-share expenses by spreading fixed costs over a larger asset base.

Fourth, the Acquiring Fund has outperformed the Acquired Fund for the year-to-date as of May 31, 2019, and the one-, three, five- and ten-year trailing periods ended May 31, 2019, although it is understood that no assurances may be given that the combined fund will achieve any particular level of performance after the Reorganization. The Acquiring Fund will be the accounting survivor of the Reorganization. As such, the Acquiring Fund will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Fifth, shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization and the Advisor provides the same advisory services to each Fund. Wellington Management currently serves as each Fund’s subadvisor, and will continue to serve as subadvisor to the combined fund. The same individuals acting as the portfolio managers of the Acquiring Fund are expected to continue to act as the portfolio managers of the combined fund following the Reorganization.

FUNDS’ PAST PERFORMANCE

Set forth below is past performance information for the Funds, which may help provide an indication of the Funds’ investment risk.

The bar chart under “Calendar year total returns” shows how total returns have varied from year to year for each Fund’s Class NAV shares for a full calendar year. The table under “Average annual total returns” shows average annual total returns over time for each Fund’s Class NAV shares, compared with a broad-based securities market index, both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results. The Acquiring Fund outperformed the Acquired Fund for the one-, five- and ten-year periods ended December 31, 2018.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

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Calendar year total returns for Class NAV Shares through December 31, 2018 (%)

Small Cap Stock Fund

(Acquired Fund)

Year-to-date total return. The Fund’s total return for the six months ended June 30, 2019, was [____]%.

Best quarter:   18.64% (Quarter ended Q3 ‘09)

Worst quarter: -22.45% (Quarter ended Q3 ‘11)

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Mid Cap Stock Fund

(Acquiring Fund)

Year-to-date total return. The Fund’s total return for the six months ended June 30, 2019, was [____]%.

Best quarter:   19.75% (Quarter ended Q1 ‘12)

Worst quarter: -20.90% (Quarter ended Q3 ‘11)

Average annual total returns for periods ended December 31, 2018 (%)

Small Cap Stock Fund (Acquired Fund)

	One year	Five years	Ten years
Class NAV (before tax)	-5.59	3.42	11.68
after tax on distributions	-11.85	0.53	8.78
after tax on distributions, with sale	-0.58	2.17	8.97
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-9.31	5.13	13.52

Mid Cap Stock Fund (Acquiring Fund)

	One year	Five years	Ten years
Class NAV (before tax)	-0.83	7.34	13.18
after tax on distributions	-5.90	4.30	10.97
after tax on distributions, with sale	1.73	5.15	10.48
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-4.75	7.42	15.12
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FURTHER INFORMATION ON THE REORGANIZATION

Tax Consequences of the Reorganization

The Reorganization may result in the recognition of income, gain, or loss for U.S. federal income tax purposes by the Acquired Fund and its shareholders. The Acquired Fund and Acquiring Fund expect to receive an opinion from K&L Gates LLP (“K&L Gates”) substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, the Reorganization will not qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

As a result, it is anticipated that, with respect to the Reorganization, for U.S. federal income tax purposes:

•	The Acquired Fund may recognize gain or loss upon: (1) the transfer of all of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of substantially all liabilities of the Acquired Fund; and (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders in liquidation of the Acquired Fund;
•	Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund’s shares to the Acquired Fund and the assumption of substantially all of the Acquired Fund’s liabilities by the Acquiring Fund;
•	The aggregate tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be equal to the sum of the fair market value of the Acquiring Fund shares exchanged therefor plus the amount of the liabilities assumed by the Acquiring Fund;
•	The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will begin on the day after the Reorganization occurs;
•	You may recognize gain or loss upon the exchange of your Acquired Fund shares solely for Acquiring Fund shares as part of the Reorganization;
•	The aggregate tax basis of the Acquiring Fund shares you receive in the Reorganization will be the fair market value of those shares on the date of their distribution to you; and
•	The tax holding period of the Acquiring Fund shares you receive will begin on the day after the Reorganization occurs.

In rendering its opinion, K&L Gates will rely upon, among other considerations, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Prior to the Closing Date, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the Closing Date. These distributions will be taxable to shareholders.

In order to better align the portfolios of the Acquired and Acquiring Funds, prior to the Reorganization, the Acquired Fund may sell up to approximately 75% of its assets and invest the proceeds of such sales in securities in which the Acquiring Fund invests. Sales of portfolio securities by the Acquired Fund are expected to result in brokerage

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commissions or other transaction up to approximately $9,158 (less than $0.01 per share of the Acquired Fund). The Acquired Fund’s portfolio securities have net appreciation of approximately $36,374,227 based on market valuations as of February 28, 2019. Given that Reorganization is not expected to qualify as a tax-free reorganization, it is expected that the full amount of this appreciation will be realized by the Acquired Fund, thereby resulting in gains to the Acquired Fund, regardless of the amount of portfolio securities sold in connection with the Reorganization.

The Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholder base of the combined fund. The shareholders of the Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive larger taxable distributions than they would have had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund will be available to offset capital gains of the combined fund realized after the Reorganization, potentially resulting in a tax benefit to the Acquired Fund shareholders.

As of February 28, 2019, and the Acquiring Fund had unrealized appreciation of 30% of its net assets. As of August 31, 2018, neither Fund had any capital loss carryforwards.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this Proxy/Prospectus is qualified in its entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund, and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Fund’s amended and restated agreement and declaration of trust and the amended and restated by-laws. The obligations of the Acquired Fund and the Acquiring Fund are also subject to the receipt of an opinion of K&L Gates as to the U.S. federal income tax consequences of the Reorganization (see Agreement, paragraphs 8(e) and (f) and 9(e) and (f)).

Termination of Agreement. The Board may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if the Board believes that proceeding with the Reorganization would no longer be advisable.

Expenses of the Reorganization. The Acquired Fund will bear the costs that are expected to be incurred in connection with the Reorganization. These costs are estimated to be approximately $131,200 (0.54% and $0.046 per share).

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On a pro forma basis, for the 12-month period ended February 28, 2019, the Reorganization would result in a $57,435 decrease in combined other operating expenses (including audit fees), due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in $0.02 per share expense decrease.

Notwithstanding the foregoing, the Acquired Fund will pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchase or sale of portfolio securities, and the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification under applicable state and federal laws of the shares of the Acquiring Fund issued in connection with the Reorganization. The Funds have substantially similar portfolio holdings, and it is anticipated that it will not be necessary to align the portfolios prior to the Reorganization. As a result, the Acquired Fund is not expected to incur any expenses related to the purchase or sale of portfolio securities. If the Reorganization is not consummated, the Advisor will pay the expenses of the Reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each Fund as of February 28, 2019, and the pro forma combined capitalization of the Acquiring Fund as if the proposed Reorganization had occurred a year earlier, on March 1, 2018.

It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the Closing Date. The table below should not be relied upon to determine the amount of the Acquiring Fund shares that will actually be received and distributed.

Funds	Net assets ($)	Share class	NAV ($)	Shares outstanding
Small Cap Stock Fund (a) (Acquired Fund)	$150,809,901	NAV	$8.79	17,152,140
Mid Cap Stock Fund (Acquiring Fund)	$1,186,825,855	NAV	$21.41	55,421,546
	$431,091,043	1	$21.15	20,377,850
Reduction in net assets and net asset values per share of the Acquired Fund to reflect the estimated expenses of the Reorganization, and decrease in outstanding shares relative to net asset value upon the Reorganization.	$(140,358)	NAV	($0.01)	(10,114,796)
	-	1	-	-
Mid Cap Stock Fund (Acquiring Fund) (pro forma assuming Reorganization)	$$1,337,495,398	NAV	$21.41	62,458,890
	$431,091,043	1	$21.15	20,377,850
Mid Cap Stock Fund (Acquiring Fund) (pro forma assuming Reorganization) Aggregate Net Assets	$1,768,586,441	-	-	82,836,740
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(a)	The net assets of the Acquired Fund as of February 28, 2019 were $150,809,901. Prior to and concurrent with the Reorganization, it is expected that approximately $122.6 million in net assets may be redeemed from Class NAV shares of the Acquired Fund, reducing the net asset numbers shown in the Capitalization table.

If the Reorganization had taken place on March 1, 2018, in accordance with the Agreement, approximately 0.45 Acquiring Fund Class NAV shares would have been issued to holders of the Acquired Fund Class NAV shares in exchange for each Class NAV share held.

ADDITIONAL INFORMATION ABOUT THE FUNDS

The following table shows where in a Fund’s prospectus you can find additional information about the Fund.

Type of Information	Headings in the Prospectus
Investment objective and policies

•   Fund Summary: Investment Objective; Principal Investment Strategies; Principal Risks

•   Additional Information about the Funds’ Principal Risks

•   Additional Information about the Funds’ Principal Investment Policies

Portfolio management	• Fund Details: Advisor • Subadvisory Arrangements and Management Biographies
Expenses	• Fund Summary — Fees and Expenses
Custodian	• Fund Details: Custodian
Shares of beneficial interest	• Your Account: Class NAV Shares
Purchase of shares, Redemption or sale of shares	• Additional Information about the Funds: Purchase and Sale of Fund Shares
Dividends, distributions, and taxes	• Additional Information about the Funds: Taxes

BOARD RECOMMENDATION

For the reasons described above, the Board, including the Independent Trustees, approved the Reorganization on behalf of the Acquired Fund. Similarly, the Board, including the Independent Trustees, approved the Reorganization on behalf of the Acquiring Fund. The Board also determined that the Reorganization is in the best interest of the Acquiring Fund and that the interests of the Acquiring Fund’s shareholders would not be diluted as a result of the Reorganization.

The Trustees recommend that shareholders of your Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization for your Fund.

CONFLICTS OF INTEREST

Although the expected management fee rate of the Acquiring Fund after the Reorganization is lower than the management fee rate currently paid by shareholders of the Acquired Fund, JHIM is nonetheless expected to benefit from the Reorganization due to reduced administrative complexity and the potential for increased assets under management, as the combined fund will offer investors potential long-term economies of scale with a greater potential for asset growth and a simplified, potentially more attractive product offering.

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VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. Shares will be voted in the aggregate, without regard to class. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:

(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or
(2)	more than 50% of the outstanding voting securities of the Acquired Fund.
Shares	Quorum	Voting
In general	All shares present in person or by proxy are counted towards a quorum.	Shares present at the meeting will be voted in person at the meeting. Shares present by proxy will be voted in accordance with the voting shareholders’ instructions.
Proxy with no voting instruction (other than Broker non-vote)	Considered present at the meeting.	Voted “for” a proposal.
Broker non-vote	Considered present at the meeting.	Not voted. Same effect as a vote “against.”
Abstain	Considered present at the meeting.	Not voted. Same effect as a vote “against.”

If your proxy is not received on a timely basis, it will not be counted. If the required approval of the Acquired Fund’s shareholders is not obtained with respect to the proposal, the Board will consider what further action may be appropriate, which can include re-soliciting shareholders to approve the proposal.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax, or in person by the trustees, officers, and employees of your Fund; by personnel of your Fund’s investment advisor, JHIM, and its transfer agent, Signature Services; or by broker-dealer firms.

Revoking Proxies

The Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

▪	By filing a written notice of revocation with the Acquired Fund’s transfer agent, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913;
▪	By returning a duly executed proxy with a later date before the time of the meeting; or
▪	If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your Fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

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Outstanding Shares and Quorum

As of July 15, 2019 (the “record date”), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Shares Outstanding
Class NAV
Total

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.

Other Business

The Board knows of no business to be presented for consideration at the meeting other than the proposal identified in this proxy. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund’s shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the proposal against adjournment. The persons named as proxies will not vote any proxy that directs them to abstain from voting on the proposal.

Telephone Voting

In addition to soliciting proxies by mail, by e-mail, or in person, your Fund also may arrange to have votes recorded by telephone by officers and employees of your Fund or by personnel of JHIM or Signature Services, or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions, and to confirm that the voting instructions have been properly recorded.

▪	A shareholder will be called on a recorded line at the telephone number in the Fund’s account records and will be asked to provide the shareholder’s Social Security number or other identifying information.
▪	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.
▪	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.
▪	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.
▪	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting.

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Do not mail the proxy card(s) if you are voting via the Internet. To vote via the Internet, you will need the control number that appears on your proxy card(s). These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, which costs you must bear.

To vote via the Internet:

▪	Read the Proxy/Prospectus and have your proxy card(s) at hand.
▪	Go to the website on the proxy card(s).
▪	Enter the control number found on your proxy card(s).
▪	Follow the instructions on the website. Please call us at 800-225-5291 if you have any problems.
▪	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by email, if chosen.

Shareholders’ Proposals

The management team of your Fund is not required and does not intend to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of your Fund must submit the proposal in writing, so that it is received by the management team of your Fund at 200 Berkeley Street, Boston, Massachusetts 02116, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the best knowledge of each Fund, as of July 15, 2019, the Trustees and officers of the Trust and the Trust, each in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of shares of their respective Funds.

To the knowledge of the management team of each Fund, as of July 15, 2019, the following shareholders owned of record or beneficially 5% or more of the outstanding classes of shares of the Funds. A shareholder who owns beneficially more than 25% of any class of a Fund is deemed to control that class. Shareholders who have the power to vote a larger percentage of shares (at least 25% of the voting shares) of the Acquired Fund can control the Acquired Fund and determine the outcome of a shareholder meeting.

Class	Name and Address	Percentage	Ownership
Small Cap Stock Fund
NAV
Mid Cap Stock Fund
NAV

EXPERTS

The financial highlights and financial statements of each Fund, included in the Funds’ Annual Reports to Shareholders for the fiscal year ended August 31, 2018 (File No. 811-21779) have been audited by PricewaterhouseCoopers LLP (“PwC”). These financial highlights and financial statements, in addition to the unaudited financial highlights and financial statements of each Fund, included in the Funds’ Semiannual Report to Shareholders for the six months ended February 28, 2019 (File No. 811-21779), have been incorporated by reference into the SAI insofar as they relate to the Acquired Fund and Acquiring Fund.

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Each Fund will furnish, without charge, a copy of its most recent Annual and Semiannual Report to any shareholder upon request.

The Annual Reports of each Fund for the fiscal year ended August 31, 2018 were filed with the SEC on November 2, 2018. The unaudited Semiannual Reports of each Fund for the six months ended February 28, 2019 were filed on May 3, 2019.

The audited annual financial statements and financial highlights have been included in reliance on the reports of PwC, given on its authority as an expert in accounting and auditing.

AVAILABLE INFORMATION

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy materials and other information with the SEC. Such materials are available on the SEC’s EDGAR Database on its website at sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov.

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EXHIBIT A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [________ __, 2019], by and between Small Cap Stock Fund (formerly Small Cap Growth Fund) (the “Acquired Fund”), a series of John Hancock Funds II (the “Trust”), a Massachusetts business trust, and Mid Cap Stock Fund (the “Acquiring Fund”), also a series of the Trust.

The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the Acquiring Fund as described below (the “Merger Shares”), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.         Representations and Warranties of the Acquiring Fund.

The Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a)       The Acquiring Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquiring Fund has all necessary federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)       The Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Trust’s Amended and Restated Declaration of Trust, dated January 22, 2016, as may be amended (the “Declaration of Trust”), and the 1940 Act.

(c)       The Acquiring Fund has elected to be, and has met the requirements of subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), for treatment as, a “regulated investment company” (“RIC”) within the meaning of Sections 851 and 852 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)       The Acquired Fund has been furnished with: (i) the annual report of the Acquiring Fund for the fiscal year ended August 31, 2018, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP (“PwC”), independent registered public accounting firm; and (ii) the unaudited semiannual report of the Acquiring Fund for the six months ended February 28, 2019, which, in each case, fairly presents the financial condition and result of operations of the Acquiring Fund as of the dates of the respective reports, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

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(e)       The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of February 28, 2019, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f)       The Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the Trust (the “Board”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(g)       Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquiring Fund, threatened against the Trust or the Acquiring Fund which assert liability on the part of the Trust or the Acquiring Fund or which materially affect the financial condition of the Trust or the Acquiring Fund or the Trust’s or the Acquiring Fund’s ability to consummate the Reorganization. Neither the Trust nor the Acquiring Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.

(h)       Neither the Trust nor the Acquiring Fund is obligated under any provision of the Declaration of Trust or the Trust’s Amended and Restated By-laws, dated June 28, 2005, as may be amended (the “By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i)       There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j)       No consent, approval, authorization, or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k)       The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

(i)       did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; and

(ii)       does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and

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the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l)       The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

(m)       All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and nonassessable by the Acquiring Fund. In regard to the statement above that the outstanding shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares.

(n)       The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class NAV shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.

(o)       At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p)       At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee, and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q)       The Acquiring Fund has timely filed, or intends to file, or has obtained extensions to file, all federal, state, and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state, and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All such tax returns are true, correct and complete in all material respects. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.         Representations and Warranties of the Acquired Fund.

The Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a)       The Acquired Fund is a series of shares of the Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to

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the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquired Fund has all necessary federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)       The Trust is duly registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust and the 1940 Act.

(c)       The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as, a RIC within the meaning of Sections 851 and 852 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)       The Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action of the Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e)       The Acquiring Fund has been furnished with: (i) the annual report of the Acquired Fund for the fiscal year ended August 31, 2018, and the audited financial statements appearing therein, having been audited by PwC, independent registered public accounting firm; and (ii) the semiannual report of the Acquired Fund for the six-month fiscal period ended February 28, 2019, which, in each case, fairly presents the financial condition and result of operations of the Acquired Fund as of the dates of the respective reports, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f)       The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of February 28, 2019, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g)       Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Trust or the Acquired Fund, threatened against the Trust or the Acquired Fund which assert liability on the part of the Trust or the Acquired Fund or which materially affect the financial condition of the Trust or the Acquired Fund or the Trust’s or the Acquired Fund’s ability to consummate the Reorganization. Neither the Trust nor the Acquired Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.

(h)       There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i)       Neither the Trust nor the Acquired Fund is obligated under any provision of the Declaration of Trust or the By-laws, and neither is a party to any contract o By-laws r other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

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(j)       The Acquired Fund has timely filed, or intends to file, or has obtained extensions to file, all federal, state, and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay all federal, state, and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All such tax returns are true, correct and complete in all material respects. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k)       As used in this Agreement, the term “Acquired Fund Investments” shall mean:

(i)       the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and

(ii)       all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power, and authority to sell, assign, transfer, and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens, or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l)       No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m)       The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

(i)       did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii)       does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(n)       All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and nonassessable by the Acquired Fund (“Acquired Fund Shares”). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares.

(o)       All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

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(p)       The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q)       The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.        The Reorganization.

(a)       Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer, and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b)       If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

(i)       nothing herein will require the Acquired Fund to dispose of any portfolios, securities, or other investments, if, in the reasonable judgment of the Board or the Acquired Fund’s investment advisor, such disposition would not be in the best interests of the Acquired Fund; and

(ii)       nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Board or the Acquiring Fund’s investment advisor, such disposition would not be in the best interests of the Acquiring Fund.

(c)       Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gain, if any, in each case for its taxable year beginning on September 1, 2018 and ending on the Closing Date and, if still timely under Section 855 of the Code, the taxable year ending on August 31, 2019.

(d)       The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e)       The Valuation Time shall be 4:00 p.m., Eastern time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(f)       Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

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(g)       The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h)       The Acquiring Fund will (a) file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the Declaration of Trust and (b) implement any amendment to the By-laws necessary to consummate the Reorganization.

4.         Valuation.

(a)       On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value on such date, determined as hereinafter provided in this Section 4:

(i)       in the case of Class NAV shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class NAV shares.

(b)       The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c)       The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.

(d)       No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e)       The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f)       The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund’s liabilities, if any, arising pursuant to this Agreement.

5.        Payment of Expenses.

(a)       Except as otherwise provided in this Section 5, the Acquired Fund will bear all of the costs that are incurred in connection with the Reorganization. The Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchases or sale of portfolio securities, and the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b)       In the event that the Reorganization contemplated by this Agreement is not consummated, then John Hancock Investment Management LLC, investment advisor to the Acquired and Acquiring Funds, will bear all the costs and expenses incurred in connection with such Reorganization.

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(c)       Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d)       Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of subchapter M of the Code.

6.         Covenants of the Acquired Fund and the Acquiring Fund.

The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a)       Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b)       The Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c)       In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d)       The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)       The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities that the Acquiring Fund is not permitted to acquire.

(f)       Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

(g)       The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(h)       The Trust shall:

(i)       following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Declaration of Trust, the By-laws, the 1940 Act, and any other applicable law;

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(ii)       not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

(iii)       on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(i)       Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date, all of its federal and other tax returns and reports required to be filed on or before such date (taking into account extensions) shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(j)       Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Trust, the Acquiring Fund, the Trust, and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP (“K&L Gates”), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to K&L Gates).

(k)       In connection with the covenant in subsection (j) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return, or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending after the Closing Date and for all prior taxable periods.

(l)       After the Closing Date, the Acquiring Fund on behalf of the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by the Acquired Fund to the extent such expenses have been accrued by the Acquired Fund on or prior to the Closing Date; any excess expenses shall be borne by the investment advisor or an affiliate thereof.

(m)       Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Trust, an open-end management investment company registered under the 1940 Act.

7.        Closing Date.

(a)       Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on [August 30, 2019], or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”

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(b)       To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.

(c)       The Acquired Fund will deliver to the Acquiring Fund on the Closing Date: (i) copies of all relevant tax books and records; and (ii) confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d)       As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.         Conditions of the Acquired Fund’s Obligations.

The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a)       That the Board has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolutions approving this Agreement adopted by the Board certified by its Secretary or Assistant Secretary.

(b)       That the Acquiring Fund shall have furnished to the Acquired Fund a statement of its assets, liabilities, and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund’s investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquiring Fund’s behalf by its President (or any Vice President) or its Treasurer (or any Assistant Treasurer), and a certificate signed by the Acquiring Fund’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund’s most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c)       That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President (or any Vice President), its Chief Financial Officer, or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)       That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)       That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund, substantially in the form and to the effect that:

(i)       both the Acquiring Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

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(ii)       the Acquiring Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

(iii)       this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

(iv)       neither the execution or delivery by the Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

(v)       the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid, and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts’ law, be held personally liable for the obligations of the Acquiring Fund; and

(vi)       to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification, or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order, or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f)       That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date (which opinion will be subject to certain qualifications), addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, that the Reorganization set forth in this Agreement does not qualify as a reorganization as described in Section 368(a) of the Code.

(g)       That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund.

(h)       That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, be contemplated by the Commission.

9.         Conditions of the Acquiring Fund’s Obligations.

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a)       That the Board has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Declaration of Trust); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board and a

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certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary or Assistant Secretary.

(b)       That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities, and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquired Fund’s investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its President (or any Vice President) or its Treasurer (or any Assistant Treasurer), and a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c)       That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President (or any Vice President), its Chief Financial Officer or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)       That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)       That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

(i)       both the Acquired Fund and the Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)       the Acquired Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

(iii)       this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

(iv)       neither the execution or delivery by the Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

(v)       to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquired Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification, or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order, or filing which may be required as a result

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of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f)       That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date (which opinion will be subject to certain qualifications), addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, that the Reorganization set forth in this Agreement does not qualify as a reorganization as described in Section 368(a) of the Code.

(g)       That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquired Fund, be contemplated by the Commission.

(h)       That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i)       That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j)       That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends that, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gain, if any, in each case for its taxable year beginning on September 1, 2017 and ending on the Closing Date and, if still timely under Section 855 of the Code, the taxable year ending on August 31, 2018.

10.       Termination, Postponement and Waivers.

(a)       Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,

(i)       by consent of the Board;

(ii)       by the Board if any condition of the Acquiring Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by the Board; or

(iii)       by the Board if any condition of the Acquired Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by the Board.

(b)       If the Reorganization contemplated by this Agreement has not been consummated by [August 30, 2020], this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Board.

(c)       In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents, or shareholders in respect of this Agreement.

(d)       At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board, if, in the judgment of the Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the respective Fund, on behalf of which such action is taken.

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(e)       The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents, or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent, or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent, or shareholder so acts or to its shareholders, to which that officer, trustee, agent, or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)       If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the respective Boards to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.       Indemnification.

(a)       Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, trustees, agents, and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs, and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit, or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty, or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

(b)       The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs, and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to the Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle, or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep the Indemnitor apprised at all times as to the status of the defense. Following

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indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.       Other Matters.

(a)       All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b)       All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to Small Cap Stock Fund, c/o John Hancock, 200 Berkeley Street, Boston, Massachusetts 02116, Attention: Chief Legal Officer, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to Mid Cap Stock Fund, c/o John Hancock, 200 Berkeley Street, Boston, Massachusetts 02116, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c)       This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

(d)       It is expressly agreed that the obligations of the Trust, on behalf of the Acquired and Acquiring Funds, hereunder shall not be binding upon any of its respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the Declaration of Trust. The execution and delivery of this Agreement has been authorized by the Board, on behalf of the Acquired and Acquiring Funds, and signed by authorized officers of the Trust, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust on behalf of the relevant Fund as provided in the Declaration of Trust.

(e)       This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

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IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK FUNDS II, on behalf of its series, SMALL CAP STOCK FUND
By:
Name:
Title:

JOHN HANCOCK FUNDS II, on behalf of its series, MID CAP STOCK FUND
By:
Name:
Title:

Agreed to and accepted as to Section 5 only: JOHN HANCOCK INVESTMENT MANAGEMENT LLC
By:
Name:
Title:
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Thank you for mailing your proxy card promptly!

[Logo] John Hancock(R) John Investment Management Distributors LLC
MEMBER FINRA

200 Berkeley Street
Boston, MA 02116

1-800-225-5291
1-888-231-5469 TTY
1-800-338-8080 EASI-Line

jhinvestments.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

[MAILING CODE]

STATEMENT OF ADDITIONAL INFORMATION

August [1], 2019

SMALL CAP STOCK FUND
(formerly Small Cap Growth Fund)

(the “Acquired Fund,” a series of John Hancock Funds II)

AND

MID CAP STOCK FUND
(the “Acquiring Fund,” also a series of John Hancock Funds II)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated August [1], 2019). This SAI provides additional information about the Acquired Fund and the Acquiring Fund (the “Funds”). Each Fund is a series of John Hancock Funds II (the “Trust”), a Massachusetts business trust. Please retain this SAI for further reference.

This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated August [1], 2019, relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on August 23, 2019.

A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:

John Hancock Investment Management LLC

200 Berkeley Street

Boston, Massachusetts 02116

800-225-5291

Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

TABLE OF CONTENTS

1.	The Statement of Additional Information for each Fund dated January 1, 2019 (the “SAI”).
2.	The Annual Report of the Trust for the fiscal year ended August 31, 2018, with respect to each Fund (the “Annual Reports”).
3.	The Semiannual Report of the Trust for the six months ended February 28, 2019, with respect to each Fund (the “Semiannual Reports”).
4.	Pro forma financial information.

INFORMATION INCORPORATED BY REFERENCE

The SAI is incorporated by reference to:

1.	Post-Effective Amendment No. 212 to the Trust’s registration statement on Form N-1A, which was filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(b) under the

Securities Act of 1933, as amended (the “Securities Act”) (File Nos. 333-126293, 811-21779), on December 21, 2018 (Accession No. 0001133228-18-006817); and

2.	A Supplement to the Trust’s registration statement on Form N-1A, which was filed with the SEC pursuant to Rule 497(e) under the Securities Act (File No. 333-126293) on June 26, 2019(Accession No. 0001133228-19-003978)

The Annual Reports are incorporated by reference to the Trust’s report on Form N-CSR (File No. 811-21779) that was filed with the SEC on November 2, 2018 (Accession No. 0001145443-18-000733).

The Semiannual Reports are incorporated by reference to the Trust’s report on Form N-CSR (File No. 811-21779) that was filed with the SEC on May 3, 2019 (Accession No. 0001145443-19-000238).

PRO FORMA FINANCIAL INFORMATION

As of May 31, 2019, the Acquired Fund’s assets amounted to $24.48 million and the Acquiring Fund’s assets amounted to $1.57 billion. As the Acquired Fund’s assets as of May 31, 2019 did not exceed 10% of the Acquiring Fund’s assets as of that date, the pro forma financial information for the Reorganization otherwise required by Item 15 of Form N-14 has been omitted from this SAI as permitted by Item 15(a)(2) of Form N-14.

JOHN HANCOCK FUNDS II

PART C

OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of the most recently filed amendment to the Registration Statement of John Hancock Funds II (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 333-126293 and 811-21779) as filed with the Securities and Exchange Commission (the “SEC”) on April 24, 2019 (accession number 0001133228-19-002392), which information is incorporated herein by reference.

Item 16.	Exhibits
1(a)	Amendment dated May 18, 2017 to the Amended and Restated Agreement and Declaration of Trust dated January 22, 2016, as amended –– previously filed as exhibit (a)(2) to post-effective amendment no. 200 filed on December 28, 2017, accession number 0001133228-17-007021.
1(a)(1)	Amendment dated December 13, 2018 to the Amended and Restated Declaration of Trust dated January 22, 2016 – previously filed as exhibit (a)(1) to post-effective amendment no. 214 filed on April 24, 2019, accession number 0001133228-19-002392.
2(a)	By-laws of the Registrant dated June 28, 2005 – previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.
2(a)(1)	Amendment dated March 10, 2016 to the By-laws of the Registrant dated June 28, 2005, as amended – previously filed as exhibit (b)(3) to post-effective amendment no. 165 filed on March 28, 2016, accession number 0001133228-16-008538.
3	Not applicable.
4	Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement/Prospectus).
5	See Exhibits 1 and 2.
6(a)	Advisory Agreement dated January 1, 2014, between John Hancock Funds II and John Hancock Advisers, LLC — previously filed as exhibit (d)(1)(y) to post-effective amendment no.116 filed on December 24, 2013, accession number 0001133228-13-005161.
6(a)(1)	Amendment dated September 28, 2018 to Advisory Agreement dated January 1, 2014, between John Hancock Funds II and John Hancock Advisers, LLC (now known as John Hancock Investment Management LLC) – previously filed as exhibit (d)(1)(O) to post-effective amendment no. 212 on December 21, 2018, accession number 0001133228-18-006817.

(6)(b)(1)	Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Wellington Management Company LLP –– previously filed as exhibit (d)(25) to post-effective amendment no. 134 filed on June 26, 2014, accession number 0001133228-14-002117.

(6)(b)(2)	Amendment dated September 21, 2018 to Subadvisory Agreement dated January 1, 2014 between John Hancock Advisers, LLC and Wellington Management Company LLP ––previously filed as exhibit (d)(19)(E) to post-effective amendment no. 212 on December 21, 2018, accession number 0001133228-18-006817.

7(a)	Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC – previously filed as exhibit (e) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.
7(a)(1)	Amendment dated September 23, 2016 to Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC (now known as John Hancock Investment Management Distributors LLC) – previously filed as exhibit (e)(1) to post-effective amendment no. 173 filed on September 23, 2016, accession number 0001133228-16-012691.
8	Not applicable.
9(a)	Master Custodian Agreement dated September 26, 2008 between John Hancock Funds II and State Street Bank and Trust Company – previously filed as exhibit (g) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.
9(a)(1)	Amendment dated October 1, 2015 to Master Custodian Agreement dated September 26, 2008 between John Hancock Funds II and State Street Bank and Trust Company – previously filed as exhibit (g)(1)(B) to initial registration statement on Form N-1A filed on November 25, 2015, accession number 0001133228-15-006091.
9(b)	Master Global Custodial Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citibank. N.A. – previously filed as exhibit (g)(2)(A) to initial registration statement on Form N-1A filed on November 25, 2015, accession number 0001133228-15-006091.
9(b)(1)	Amendment dated June 10, 2015 to Master Global Custodial Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citibank. N.A. – previously filed as exhibit (g)(2) to initial registration statement on Form N-1A filed on November 25, 2015, accession number 0001133228-15-006091.
10(a)(1)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares – previously filed as exhibit (m)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.
10(a)(13)	Amended and Restated Multiple Class Plan dated December 17, 2014, pursuant to Rule 18f-3— previously filed as exhibit (n) to post-effective amendment no. 152 filed on January 26, 2015, accession number 0001133228-15-000301.
11	Opinion and Consent of K&L Gates LLP regarding legality of issuance of shares and other matters. – FILED HEREWITH.
12	Form of Opinion of K&L Gates LLP on tax matters. – FILED HEREWITH.
13(a)	Amended and Restated Transfer Agency and Service Agreement for John Hancock Funds dated July 1, 2013— previously filed as exhibit (h)(1) to post-effective amendment no. 113 filed on December 19, 2013, accession number 0001133228-13-005052.
13(a)(1)	Amendment dated October 1, 2013 to the Amended and Restated Transfer Agency and Service Agreement dated July 1, 2013 — previously filed as exhibit (h)(1)(A) to post-effective amendment no. 113 filed on December 19, 2013, accession number 0001133228-13-005052.
13(b)	Amended and Restated Service Agreement dated June 25, 2014 between Registrant and John Hancock Advisers, LLC –– previously filed as exhibit (h)(10) to post-effective amendment no. 139 filed on August 25, 2014, accession number 0001133228-14-002932.

13(c)	Expense Limitation Letter Agreement and Voluntary Expense Limitation Notice dated September 13, 2018 between the Registrant and John Hancock Advisers, LLC. – previously filed as exhibit (h)(0) to post-effective amendment no. 212 on December 21, 2018, accession number 0001133228-18-006817.
13(d)	Agreement to Waive Advisory Fees and Reimburse Expenses dated January 2, 2015 between the Registrant and John Hancock Advisers, LLC. –– previously filed as exhibit (h)(15) to post-effective amendment no.153 filed on February 20, 2015, accession number 0001133228-15-000446.
13(e)	Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citi Fund Services Ohio, Inc. – previously filed as exhibit (h)(16)(A) to initial registration statement on Form N-1A filed on November 25, 2015, accession number 0001133228-15-006091.
13(f)(1)	Amendment dated February 1, 2015 to Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citi Fund Services Ohio, Inc. – previously filed as exhibit (h)(16)(B) to initial registration statement on Form N-1A filed on November 25, 2015, accession number 0001133228-15-006091.
13(f)(2)	Amendment dated June 15, 2015 to Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citi Fund Services Ohio, Inc. – previously filed as exhibit (h)(16)(C) to initial registration statement on Form N-1A filed on November 25, 2015, accession number 0001133228-15-006091.
14	Consent of PricewaterhouseCoopers LLP ––FILED HEREWITH.
15	Not applicable.
16	Power of Attorney. – FILED HEREWITH.
17	Form of Proxy Card. – FILED HEREWITH.

Item 17. Undertakings

(1)       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)       The undersigned Registrant agrees that a final form of the Opinion and Consent of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Funds II, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of June, 2019.

John Hancock Funds II

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	June 28, 2019
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	June 28, 2019
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	June 28, 2019
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	June 28, 2019
James R. Boyle

/s/ Peter S. Burgess *	Trustee	June 28, 2019
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	June 28, 2019
William H. Cunningham

/s/ Grace K. Fey *	Trustee	June 28, 2019
Grace K. Fey

/s/ Marianne Harrison*	Trustee	June 28, 2019
Marianne Harrison

/s/ Deborah C. Jackson *	Trustee	June 28, 2019
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	June 28, 2019
Hassell H. McClellan

/s/ James M. Oates *	Trustee	June 28, 2019
James M. Oates

Signature	Title	Date

/s/ Steven R. Pruchansky *	Trustee	June 28, 2019
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	June 28, 2019
Gregory A. Russo

*By: Power of Attorney

*By:	/s/ Thomas Dee
Thomas Dee
Attorney-in-Fact

* Pursuant to Power of Attorney filed herewith

Exhibit Index

4	Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement/Prospectus).
11	Opinion and Consent of K&L Gates LLP regarding legality of issuance of shares and other matters.
12	Form of Opinion of K&L Gates LLP on tax matters.
14	Consent of PricewaterhouseCoopers LLP.
16	Power of Attorney.
17	Form of Proxy Card.